UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      August 14, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                               -------------

Form 13F Information Table Entry Total:                 30
                                               -------------

Form 13F Information Table Value Total:           $283,421
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name

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


                                                  Form 13F INFORMATION TABLE

                                                                                                                         VOTING
                                  TITLE OF                 VALUE      SHRS OR     SH/   PUT/  INVESTMENT  OTHER       AUTHORITY
   NAME OF ISSUER                    CLASS      CUSIP     (x1000)     PRN AMT     PRN   CALL  DISCRETION MANAGERS SOLE  SHARED NONE

ALLTEL CORP                            COM    020039103    10,575       225,000     SH           SOLE                225,000
AOL TIME WARNER INC.                   COM    00184A105    15,225     1,035,000     SH           SOLE              1,035,000
BELLSOUTH CORP                         COM    079860102    12,600       400,000     SH           SOLE                400,000
CATALINA MARKETING CORP                COM    148867104     7,320       259,400     SH           SOLE                259,400
CLEAR CHANNEL COMMUNICATION            COM    184502102    18,642       582,200     SH           SOLE                582,200
COMCAST CORP - CL A SPECIAL            COM    200300200    15,854       665,000     SH           SOLE                665,000
COX COMMUNICATIONS INC - CL A          COM    224044107    15,373       558,000     SH           SOLE                558,000
GENERAL MOTORS - CL H                  COM    370442832    16,044     1,542,700     SH           SOLE              1,542,700
GETTY IMAGES INC                       COM    374276103     5,769       265,000     SH           SOLE                265,000
IMS HEALTH INC                         COM    449934108     3,944       219,700     SH           SOLE                219,700
INTERPUBLIC GROUP COS INC              COM    460690100    10,919       441,000     SH           SOLE                441,000
JABIL CIRCUIT INC                      COM    466313103     3,167       150,000     SH           SOLE                150,000
KNIGHT RIDDER INC                      COM    499040103     6,326       100,500     SH           SOLE                100,500
LAMAR ADVERTISING CO                   COM    512815101    13,727       368,900     SH           SOLE                368,900
LIBERTY MEDIA CORP-A                   COM    530718105    17,400     1,740,000     SH           SOLE              1,740,000
MCGRAW HILL COMPANIES INC              COM    580645109    12,537       210,000     SH           SOLE                210,000
MICRON TECHNOLOGY INC                  COM    595112103     6,066       300,000     SH           SOLE                300,000
MICROSOFT CORP                         COM    594918104    10,393       190,000     SH           SOLE                190,000
SCHOLASTIC CORP                        COM    807066105     9,702       256,000     SH           SOLE                256,000
UNIVISION COMMUNICATIONS - CL A        COM    914906102     9,420       300,000     SH           SOLE                300,000
USA INTERACTIVE                        COM    902984103     9,615       410,000     SH           SOLE                410,000
VERIZON COMMUNICATIONS                 COM    92343V104    11,443       285,000     SH           SOLE                285,000
VIACOM INC - CL B                      COM    925524308     9,983       225,000     SH           SOLE                225,000
VODAFONE GROUP PLC-SPONS ADR           COM    92857W100    13,514       990,000     SH           SOLE                990,000
NOKIA CORP - SPONS ADR                 COM    654902904     8,688       600,000     SH    CALL   SOLE                600,000
AMERICAN TOWER CORP - CL A             COM    654902204     2,467       715,200     SH    CALL   SOLE                715,200
ERICSSON (LM) TEL - SPONS ADR          COM    029912201     1,800     1,250,000     SH    CALL   SOLE              1,250,000
XM SATELLITE RADIO HOLDINGS, INC       COM    294821400     2,900       400,000     SH    CALL   SOLE                400,000
WESTERN WIRELESS CORP                  COM    983759101     1,914       598,000     SH    CALL   SOLE                598,000
CABLEVISION SYSTEMS - NY GROUP - CL A  COM    95988E204        95        10,000     SH    CALL   SOLE                 10,000
